UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/15

Item 1. Schedule of Investments.

Templeton Foreign Fund

Statement of Investments, November 30, 2015 (unaudited)

	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 96.2%
Australia 0.3%
WorleyParsons Ltd.	Energy Equipment & Services	5,134,780	$ 21,539,631

Belgium 0.7%
UCB SA	Pharmaceuticals	529,800	47,315,407

Brazil 0.7%
BM&F BOVESPA SA	Diversified Financial Services	16,745,610	49,217,419

Canada 6.5%
Barrick Gold Corp.	Metals & Mining	6,844,480	50,238,483
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	4,143,470	61,302,012
Ensign Energy Services Inc.	Energy Equipment & Services	4,529,930	24,454,025
HudBay Minerals Inc.	Metals & Mining	7,882,080	34,996,057
[a]Precision Drilling Corp.	Energy Equipment & Services	16,536,220	71,191,423
Silver Wheaton Corp.	Metals & Mining	8,491,410	111,578,501
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	2,971,420	82,094,488
Trican Well Service Ltd.	Energy Equipment & Services	7,331,010	3,567,802

			439,422,791

China 8.1%
China Life Insurance Co. Ltd. , H	Insurance	12,083,260	41,535,817
China Mobile Ltd.	Wireless Telecommunication
	Services	3,687,720	42,001,042
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	146,265,732	71,691,490
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	24,925,250	28,452,748
[b]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	455,645,580	86,394,466
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	24,986,930	21,883,868
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	21,370,600	46,639,995
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	65,387,530	50,435,640
Sinopharm Group Co.	Health Care Providers & Services	16,074,000	67,486,418
Springland International Holdings Ltd.	Multiline Retail	18,444,100	4,282,244
[b,c]Trina Solar Ltd., ADR	Semiconductors & Semiconductor
	Equipment	8,757,119	84,506,198

			545,309,926

France 10.6%
AXA SA	Insurance	4,025,632	108,936,845
BNP Paribas SA	Banks	2,664,643	157,983,031
Cie Generale des Etablissements Michelin, B	Auto Components	881,330	88,376,319
Compagnie de Saint-Gobain	Building Products	1,528,680	67,567,148
Sanofi	Pharmaceuticals	1,044,725	93,147,811
Societe Generale SA	Banks	687,386	32,815,426
Technip SA	Energy Equipment & Services	1,813,490	95,063,880
Total SA, B	Oil, Gas & Consumable Fuels	1,332,660	66,183,292

			710,073,752

Germany 7.5%
Bayer AG	Pharmaceuticals	625,790	83,514,736
Deutsche Boerse AG	Diversified Financial Services	620,200	53,206,592
[b]Deutsche Lufthansa AG	Airlines	3,760,140	53,895,804
Gerresheimer AG	Life Sciences Tools & Services	760,130	59,355,840
Kloeckner & Co. SE	Trading Companies & Distributors	372,609	3,191,472
Merck KGaA	Pharmaceuticals	595,614	61,009,723
Metro AG	Food & Staples Retailing	1,351,254	45,061,447
[b]MorphoSys AG	Life Sciences Tools & Services	622,120	36,832,053
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	169,192	34,101,660

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Foreign Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

Siemens AG	Industrial Conglomerates	695,382	72,110,854

			502,280,181

Hong Kong 0.8%
First Pacific Co. Ltd.	Diversified Financial Services	18,261,500	11,353,373
Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments
	& Components	27,361,904	39,528,084

			50,881,457

India 1.0%
Hero Motocorp Ltd.	Automobiles	626,590	25,445,689
Jain Irrigation Systems Ltd.	Machinery	12,128,940	12,226,478
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	4,173,484	30,428,874

			68,101,041

Ireland 1.1%
CRH PLC (EUR Traded)	Construction Materials	1,802,670	53,048,435
CRH PLC (GBP Traded)	Construction Materials	584,740	17,217,805

			70,266,240

Israel 2.0%
Teva Pharmaceutical Industries Ltd. , ADR	Pharmaceuticals	2,148,400	135,198,812

Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	4,133,610	67,351,150
UniCredit SpA	Banks	16,614,987	97,524,832

			164,875,982

Japan 6.5%
CANON Inc.	Technology Hardware, Storage &
	Peripherals	1,568,100	47,334,061
ITOCHU Corp.	Trading Companies & Distributors	6,693,750	81,670,221
Konica Minolta Inc.	Technology Hardware, Storage &
	Peripherals	2,681,700	28,188,293
Nissan Motor Co. Ltd.	Automobiles	12,948,070	138,257,894
SoftBank Group Corp.	Wireless Telecommunication
	Services	1,752,560	93,062,708
Toyota Motor Corp.	Automobiles	814,710	50,674,095

			439,187,272

Netherlands 4.9%
Aegon NV	Insurance	13,824,105	84,663,563
ING Groep NV, IDR	Banks	2,540,558	34,884,825
[b]QIAGEN NV	Life Sciences Tools & Services	3,281,620	87,156,207
[b]SBM Offshore NV	Energy Equipment & Services	8,608,424	120,978,009

			327,682,604

Norway 0.0%
Telenor ASA	Diversified Telecommunication
	Services	60,356	1,052,267

Russia 0.3%
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	557,810	21,492,419

Singapore 0.7%
United Overseas Bank Ltd.	Banks	3,335,570	45,848,866

South Africa 0.2%
Petra Diamonds Ltd.	Metals & Mining	14,337,110	13,852,447

South Korea 11.5%
Daewoo International Corp.	Trading Companies & Distributors	1,464,240	24,175,292
Hana Financial Group Inc.	Banks	6,070,700	133,465,690
Hyundai Mobis Co. Ltd.	Auto Components	362,930	78,069,986
Hyundai Motor Co.	Automobiles	276,890	35,211,942
KB Financial Group Inc.	Banks	4,069,207	123,668,641
KIWOOM Securities Co. Ltd.	Capital Markets	523,100	26,428,531
Korea Investment Holdings Co. Ltd.	Capital Markets	995,620	46,953,895

Templeton Foreign Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	273,554		302,829,917

				770,803,894

Spain 1.0%
Telefonica SA	Diversified Telecommunication
	Services	5,685,719		70,141,237

Sweden 0.9%
Getinge AB, B	Health Care Equipment & Supplies	2,431,635		61,574,853

Switzerland 8.2%
ABB Ltd.	Electrical Equipment	3,288,120		62,340,237
[b]Basilea Pharmaceutica AG	Biotechnology	227,050		22,461,192
Credit Suisse Group AG	Capital Markets	5,912,129		127,084,489
GAM Holding Ltd.	Capital Markets	1,909,580		33,123,758
Glencore PLC	Metals & Mining	65,255,900		95,051,591
Lonza Group AG	Life Sciences Tools & Services	277,436		43,837,611
Roche Holding AG	Pharmaceuticals	477,500		127,837,569
Swiss Re AG	Insurance	398,773		37,995,911

				549,732,358

Taiwan 0.3%
MediaTek Inc.	Semiconductors & Semiconductor
	Equipment	2,629,000		20,986,241

Thailand 0.6%
Bangkok Bank PCL, fgn.	Banks	9,138,200		42,719,746

United Kingdom 16.7%
Aberdeen Asset Management PLC	Capital Markets	4,709,750		22,656,926
Aviva PLC	Insurance	9,822,284		75,670,455
BAE Systems PLC	Aerospace & Defense	10,465,340		81,412,650
Barclays PLC	Banks	16,412,680		55,174,946
BP PLC	Oil, Gas & Consumable Fuels	12,055,590		69,951,872
Carillion PLC	Construction & Engineering	10,602,120		50,332,343
GlaxoSmithKline PLC	Pharmaceuticals	4,872,004		99,466,166
HSBC Holdings PLC	Banks	10,572,730		84,318,200
Johnson Matthey PLC	Chemicals	705,840		30,085,756
Kingfisher PLC	Specialty Retail	10,368,844		55,190,599
Marks & Spencer Group PLC	Multiline Retail	14,125,645		106,908,584
Petrofac Ltd.	Energy Equipment & Services	8,198,810		101,876,260
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,309,270		57,458,327
[b]Serco Group PLC	Commercial Services & Supplies	6,698,444		11,148,192
Standard Chartered PLC	Banks	4,535,670		38,064,557
[b]Standard Chartered PLC, rts., 12/10/15	Banks	1,295,905		1,776,163
[b]Subsea 7 SA	Energy Equipment & Services	4,180,378		33,265,990
[b]Tesco PLC	Food & Staples Retailing	37,378,280		94,129,079
Vodafone Group PLC	Wireless Telecommunication
	Services	15,369,735		51,911,915

				1,120,798,980

United States 2.6%
Halliburton Co.	Energy Equipment & Services	2,274,310		90,631,253
Noble Corp. PLC	Energy Equipment & Services	3,747,957		49,735,389
[b]Stillwater Mining Co.	Metals & Mining	3,762,710		35,218,966

				175,585,608

Total Common Stocks and Other Equity Interests (Cost $6,982,620,876)				6,465,941,431

Short Term Investments 3.6%

		Principal Amount*
Time Deposits 3.6%
Australia 1.3%
National Australia Bank Ltd., 0.06%, 12/01/15		89,000,000	AUD	89,000,000

Templeton Foreign Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
Canada 2.3%
Bank of Montreal, 0.04%, 12/01/15	92,000,000	92,000,000
Royal Bank of Canada, 0.05%, 12/01/15	62,000,000	62,000,000
		154,000,000
Total Time Deposits (Cost $243,000,000)		243,000,000
Total Investments before Money Market Funds (Cost $7,225,620,876)		6,708,941,431
	Shares

Investments from Cash Collateral Received for Loaned Securities (Cost
$2,025,000) 0.0%†
Money Market Funds 0.0%†
United States 0.0%†

[b,d]Institutional Fiduciary Trust Money Market Portfolio	2,025,000	2,025,000
Total Investments (Cost $7,227,645,876) 99.8%		6,710,966,431
Other Assets, less Liabilities 0.2%		10,361,487
Net Assets 100.0%		$6,721,327,918

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSee Note 5 regarding holdings of 5% voting securities.
bNon-income producing.
cA portion or all of the security is on loan at November 30, 2015.
dSee Note 6 regarding investments in affiliated management investment companies.

ABBREVIATIONS

Currency

AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	British Pound

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton World Fund

Statement of Investments, November 30, 2015 (unaudited)

	Industry	Shares/Rights	Value
Common Stocks and Other Equity Interests 97.7%
Austria 0.4%
UNIQA Insurance Group AG	Insurance	2,200,557	$ 19,536,486

Belgium 0.3%
UCB SA	Pharmaceuticals	198,590	17,735,687

Canada 1.2%
Silver Wheaton Corp.	Metals & Mining	1,532,800	20,141,240
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,494,077	41,278,408
Trican Well Service Ltd.	Energy Equipment & Services	869,300	423,064

			61,842,712

China 1.3%
China Life Insurance Co. Ltd. , H	Insurance	2,236,000	7,686,178
[a]GCL-Poly Energy Holdings Ltd.	Semiconductors & Semiconductor
	Equipment	115,922,000	21,979,845
Kunlun Energy Co. Ltd.	Oil, Gas & Consumable Fuels	34,333,100	30,069,362
Weichai Power Co. Ltd., H	Machinery	6,584,000	6,751,470

			66,486,855

France 7.3%
AXA SA	Insurance	2,149,270	58,160,978
BNP Paribas SA	Banks	1,938,230	114,915,000
Compagnie de Saint-Gobain	Building Products	130,095	5,750,156
Sanofi	Pharmaceuticals	1,004,300	89,543,512
Technip SA	Energy Equipment & Services	445,020	23,328,128
Total SA, B	Oil, Gas & Consumable Fuels	1,704,440	84,646,834

			376,344,608

Germany 4.5%
Deutsche Boerse AG	Diversified Financial Services	400,980	34,399,838
[a]Deutsche Lufthansa AG	Airlines	3,583,050	51,357,492
Merck KGaA	Pharmaceuticals	523,150	53,587,117
Metro AG	Food & Staples Retailing	981,551	32,732,638
SAP SE	Software	78,040	6,150,763
Siemens AG	Industrial Conglomerates	546,680	56,690,512

			234,918,360

Hong Kong 0.2%
CK Hutchison Holdings Ltd.	Industrial Conglomerates	570,170	7,457,336
Noble Group Ltd.	Trading Companies & Distributors	15,979,600	4,814,327

			12,271,663

India 0.3%
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,171,931	17,030,031

Ireland 1.5%
CRH PLC	Construction Materials	2,556,494	75,231,742

Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,504,770	94,695,176

Italy 2.5%
Eni SpA	Oil, Gas & Consumable Fuels	3,695,594	60,214,318
UniCredit SpA	Banks	11,423,784	67,054,077

			127,268,395

Japan 4.1%
ITOCHU Corp.	Trading Companies & Distributors	2,050,184	25,014,227
Nissan Motor Co. Ltd.	Automobiles	9,872,200	105,414,133
SoftBank Group Corp.	Wireless Telecommunication
	Services	1,084,800	57,603,977
[a]Toshiba Corp.	Industrial Conglomerates	4,028,000	9,845,459

	Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton World Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

Toyota Motor Corp.	Automobiles	264,225	16,434,514

			214,312,310

Netherlands 3.2%
Aegon NV	Insurance	7,178,361	43,962,746
[b]Akzo Nobel NV	Chemicals	281,760	20,042,625
ING Groep NV, IDR	Banks	3,933,682	54,014,042
[a]QIAGEN NV	Life Sciences Tools & Services	1,170,061	31,075,529
[a]SBM Offshore NV	Energy Equipment & Services	1,306,962	18,367,318

			167,462,260

Norway 0.9%
Telenor ASA	Diversified Telecommunication
	Services	2,656,020	46,305,939

Portugal 0.7%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	3,335,170	35,487,760

Russia 0.2%
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	61,774	2,380,152
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	773,066	10,455,718

			12,835,870

Singapore 2.1%
DBS Group Holdings Ltd.	Banks	3,301,396	38,615,556
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	2,202,084	24,773,445
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	15,862,261	43,066,997

			106,455,998

South Korea 7.0%
Hana Financial Group Inc.	Banks	1,857,147	40,829,790
Hyundai Motor Co.	Automobiles	446,466	56,776,824
KB Financial Group Inc.	Banks	1,876,166	57,019,193
POSCO	Metals & Mining	190,971	27,825,617
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	160,895	178,114,082

			360,565,506

Spain 1.2%
Telefonica SA	Diversified Telecommunication
	Services	4,853,814	59,878,534

Switzerland 6.0%
ABB Ltd.	Electrical Equipment	1,244,840	23,601,213
Credit Suisse Group AG	Capital Markets	4,136,425	88,914,748
[a]Credit Suisse Group AG, rts., 12/03/15	Capital Markets	4,136,425	2,532,382
Glencore PLC	Metals & Mining	13,757,390	20,038,982
Roche Holding AG	Pharmaceuticals	409,002	109,499,102
Swiss Re AG	Insurance	662,550	63,129,126

			307,715,553

Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	2,423,578	10,323,053
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	20,588,000	35,581,939

			45,904,992

Turkey 0.3%
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication
	Services	4,097,336	15,611,846

United Kingdom 16.0%
Aviva PLC	Insurance	8,118,486	62,544,469
BAE Systems PLC	Aerospace & Defense	8,935,010	69,507,808
Barclays PLC	Banks	12,246,142	41,168,183
BG Group PLC	Oil, Gas & Consumable Fuels	330,440	5,133,695

Templeton World Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)
BP PLC	Oil, Gas & Consumable Fuels	7,633,066	44,290,429
Carillion PLC	Construction & Engineering	7,084,170	33,631,281
GlaxoSmithKline PLC	Pharmaceuticals	4,436,526	90,575,507
HSBC Holdings PLC	Banks	9,337,730	74,468,996
[a]International Consolidated Airlines Group SA	Airlines	885,140	7,558,981
Kingfisher PLC	Specialty Retail	11,079,829	58,974,983
Lloyds Banking Group PLC	Banks	31,861,170	35,011,827
Petrofac Ltd.	Energy Equipment & Services	2,175,180	27,028,215
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	49,402	1,222,504
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,798,012	44,737,411
[a]Serco Group PLC	Commercial Services & Supplies	9,211,268	15,330,274
Sky PLC	Media	2,576,294	42,915,954
Standard Chartered PLC	Banks	3,209,881	26,938,181
[a]Standard Chartered PLC, rts., 12/10/15	Banks	808,000	1,107,442
[a]Subsea 7 SA	Energy Equipment & Services	2,504,910	19,933,200
[a]Tesco PLC	Food & Staples Retailing	24,754,912	62,339,869
Vodafone Group PLC	Wireless Telecommunication
	Services	18,176,089	61,390,492

			825,809,701

United States 33.8%
Accenture PLC, A	IT Services	63,681	6,827,877
[a]Allergan PLC	Pharmaceuticals	30,980	9,724,312
[a]Ally Financial Inc.	Consumer Finance	519,640	10,372,014
[a]Alphabet Inc., A	Internet Software & Services	62,090	47,365,356
American International Group Inc.	Insurance	1,276,655	81,169,725
Amgen Inc.	Biotechnology	870,120	140,176,332
Apache Corp.	Oil, Gas & Consumable Fuels	553,880	27,239,818
Baker Hughes Inc.	Energy Equipment & Services	652,168	35,262,724
Best Buy Co. Inc.	Specialty Retail	456,800	14,517,104
Capital One Financial Corp.	Consumer Finance	125,730	9,871,062
Chesapeake Energy Corp.	Oil, Gas & Consumable Fuels	3,252,780	17,142,151
Chevron Corp.	Oil, Gas & Consumable Fuels	219,566	20,050,767
Cisco Systems Inc.	Communications Equipment	972,592	26,503,132
Citigroup Inc.	Banks	2,560,790	138,513,131
Comcast Corp. , Special A	Media	1,213,169	74,051,836
CVS Health Corp.	Food & Staples Retailing	465,350	43,784,782
Devon Energy Corp.	Oil, Gas & Consumable Fuels	487,780	22,442,758
Eli Lilly & Co.	Pharmaceuticals	206,220	16,918,289
Foot Locker Inc.	Specialty Retail	238,610	15,509,650
General Motors Co.	Automobiles	1,165,770	42,200,874
Gilead Sciences Inc.	Biotechnology	319,790	33,884,948
Halliburton Co.	Energy Equipment & Services	1,275,560	50,831,066
The Hartford Financial Services Group Inc.	Insurance	113,540	5,181,966
[a]Hewlett Packard Enterprise Co.	Technology Hardware, Storage &
	Peripherals	2,312,330	34,361,224
HP Inc.	Technology Hardware, Storage &
	Peripherals	2,312,330	28,996,618
JPMorgan Chase & Co.	Banks	1,605,584	107,060,341
[a,c]Knowles Corp.	Electronic Equipment, Instruments
	& Components	2,785,470	45,876,691
Medtronic PLC	Health Care Equipment & Supplies	1,177,820	88,736,959
Merck & Co. Inc.	Pharmaceuticals	559,434	29,655,596
[a]Michael Kors Holdings Ltd.	Textiles, Apparel & Luxury Goods	587,490	25,273,820
Microsoft Corp.	Software	2,550,560	138,622,936
Morgan Stanley	Capital Markets	2,095,210	71,865,703
[a]Navistar International Corp.	Machinery	1,501,429	21,785,735
News Corp. , A	Media	2,101,623	30,158,290
Noble Corp. PLC	Energy Equipment & Services	1,432,674	19,011,584
Oracle Corp.	Software	620,091	24,164,946
Pfizer Inc.	Pharmaceuticals	1,696,320	55,588,406
SunTrust Banks Inc.	Banks	1,692,580	73,491,824
Twenty-First Century Fox Inc., A	Media	1,411,332	41,648,407
United Parcel Service Inc. , B	Air Freight & Logistics	56,299	5,799,360

Templeton World Fund
Statement of Investments, November 30, 2015 (unaudited) (continued)
Verizon Communications Inc.	Diversified Telecommunication
	Services	328,562	14,933,143
			1,746,573,257
Total Common Stocks and Other Equity Interests (Cost $4,433,150,395)			5,048,281,241
Preferred Stocks (Cost $41,548,819) 0.2%
Brazil 0.2%
[a]Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,589,090	10,019,778
		Principal Amount*
Mortgage-Backed Securities (Cost $1,195,765) 0.0%†
United States 0.0%†
FHLMC, 5.50%, 12/01/35		1,213,205	1,353,514
Total Investments before Short Term Investments (Cost $4,475,894,979)			5,059,654,533

Short Term Investments 1.0%
Time Deposits 0.8%
Australia 0.8%
National Australia Bank, 0.06%, 12/01/15		41,000,000	41,000,000
Canada 0.0%†
Royal Bank of Canada, 0.05%, 12/01/15		2,000,000	2,000,000
Total Time Deposits (Cost $43,000,000)			43,000,000
Total Investments before Money Market Funds (Cost $4,518,894,979)			5,102,654,533
		Shares

Investments from Cash Collateral Received for Loaned Securities (Cost
$10,965,488) 0.2%
Money Market Funds 0.2%
United States 0.2%

[a,d]Institutional Fiduciary Trust Money Market Portfolio	10,965,488	10,965,488
Total Investments (Cost $4,529,860,467) 98.9%		5,113,620,021
Options Written (0.0)%†		(194,388)
Other Assets, less Liabilities 1.1%		56,289,220
Net Assets 100.0%		$5,169,714,853
	Number of Contracts
Options Written (Premiums received $143,077) (0.0)%†
Calls - Over-the-Counter
Netherlands (0.0)%†
Akzo Nobel NV, December Strike 66.75 EUR, Expires 12/18/2015	105,310	$(194,388)

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security is held in connection with written option contracts open at year end
cA portion or all of the security is on loan at November 30, 2015.
dSee Note 6 regarding investments in affiliated management investment companies.

ABBREVIATIONS

Currency

Templeton World Fund

Statement of Investments, November 30, 2015 (unaudited) (continued)

EUR - Euro Selected Portfolio

ADR	-	American Depositary Receipt
FHLMC	-	Federal Home Loan Mortgage Corp.
IDR	-	International Depositary Receipt

Templeton Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U. S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p. m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross- functional Valuation and Liquidity Oversight Committee (VLOC) . The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p. m. Eastern time, whichever is earlier. The value is then converted into its U. S. dollar equivalent at the foreign exchange rate in effect at 4 p. m. Eastern time on the day that the value of the security is determined. Over - the -counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open -end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income -based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back -testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p. m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds) . These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

3. DERIVATIVE FINANCIAL INSTRUMENTS

Templeton World Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, event s of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close -out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $ 250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days.

Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non -performance.

Templeton World Fund purchased or wrote OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign Fund	World Fund

Cost of investments	$7,260,226,552	$4,538,021,420

Unrealized appreciation	$630,112,222	$1,212,490,560
Unrealized depreciation	(1,179,372,343)	(636,891,959)

Net unrealized appreciation (depreciation)	$(549,260,121)	$575,598,601

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U. S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U. S. securities.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Templeton Foreign Fund for the three months ended November 30, 2015, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)

Templeton Foreign Fund
Non-Controlled Affiliates
Precision Drilling Corp.	13,244,530	3,291,690	-	16,536,220	$ 71,191,423	$ 983,905 $	-

Total Affiliated Securities (Value is 1.06% of Net Assets)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Funds invest in an affiliated management investment company for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment company, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.

	Number of Shares			Number of Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income	Gain (Loss)	Period

Templeton Foreign Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	453,250	166,092,621	(164,520,871)	2,025,000	$ 2,025,000	$ -	$-	0.01%

Templeton World Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	20,698,360	61,756,273	(71,489,145)	10,965,488	$ 10,965,488	$ -	$-	0.05%

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds own market assumptions (unobservable inputs) . These inputs are used in determining the value of the Funds financial instruments and are summarized in the following fair value hierarchy:

  Level 1 quoted prices in active markets for identical financial instruments
  Level 2 other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc. )
  Level 3 significant unobservable inputs (including the Funds own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2015, in valuing the Funds assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total

Templeton Foreign Fund
Assets:
Investments in Securities
Equity Investments a,b	$6,465,941,431	$-	$	- $	6,465,941,431
Short Term Investments	2,025,000	243,000,000		-	245,025,000

Total Investments in Securities	$6,467,966,431	$243,000,000	$	- $	6,710,966,431

Templeton World Fund
Assets:
Investments in Securities
Equity Investments a,b	$5,058,301,019	$-	$	- $	5,058,301,019
Mortgage-Backed Securities	-	1,353,514		-	1,353,514
Short Term Investments	10,965,488	43,000,000		-	53,965,488

Total Investments in Securities	5,069,266,507	44,353,514		-	5,113,620,021

Liabilities:
Other Financial Instruments
Options Written	$-	$194,388	$	- $	194,388

[a]Includes common and preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014 -11, Transfers and Servicing (Topic 860), Repurchase -to -Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase -to -maturity and similar transactions. The ASU is effective for certain transactions accounted for as a sale for interim and annual reporting periods beginning after December 15, 2014, and transactions accounted for as secured borrowings for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/ Laura F. Fergerson

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 26, 2016

By  /s/ Mark H. Otani

  Mark H. Otani

  Chief Financial Officer and

  Chief Accounting Officer

Date January 26, 2016